Operating leases (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Operating leases [Abstract]
Certain Information Related to Lease Costs for Operating Leases
Note 8 - Operating Leases

The table below presents certain information related to the lease costs for operating leases for the three and nine months ended September 30, 2020 and 2019:

Dollars in thousands	For the Nine Months Ended		For the Three Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
Operating lease costs	$331	$219	$110	$95
Variable lease costs	27	24	11	8
Total operating lease costs	$358	$243	$121	$103

The table below presents certain information related to the lease costs for operating leases for the years ended December, 31 2019 and 2018.

	Year ended December 31,
Dollars in thousands	2019	2018
Operating lease costs	369	189
Variable lease costs	31	42
Total operating lease costs	$400	231

Undiscounted Cash Flows for the Remaining Term of the Operating Lease Liabilities
The table below reconciles the undiscounted cash flows for the remaining term of the operating lease liabilities recorded on the condensed consolidated balance sheets:

Dollars in thousands	Operating Leases
Remainder of 2020	$114
2021	464
2022	246
2023	7
Total minimum lease payments	$831
Less: amount of lease payments representing interest	86
Present value of future minimum lease payments	$745
Less: current obligations under leases	395
Long-term lease obligations	$350

The table below reconciles the undiscounted cash flows for each of the first four years and total of the remaining years to the operating lease liabilities recorded on the balance sheet.

Operating Leases
2020	444
2021	459
2022	240
2023	5
Total minimum lease payments	1,148
Less: amount of lease payments representing interest	162
Present value of future minimum lease payments	$986
Less: current obligations under leases	345
Long-term lease obligations	$641